Income Taxes	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

We provide for income taxes on temporary differences resulting from the use of alternative methods of income and expense recognition for financial and tax reporting purposes. The differences result primarily from the use of accelerated tax depreciation methods for certain properties versus the straight-line depreciation method for financial reporting purposes, differences in capitalization thresholds for tax reporting purposes versus financial reporting purposes, differences in recognition of purchased natural gas costs and certain accruals which are not currently deductible for income tax purposes. Investment tax credits were deferred for certain periods prior to fiscal 1987 and are being amortized to income over the estimated useful lives of the applicable properties. We utilize the asset and liability method for accounting for income taxes, which requires that deferred income tax assets and liabilities be computed using tax rates that will be in effect when the book and tax temporary differences reverse. Changes in tax rates applied to accumulated deferred income taxes are not immediately recognized in operating results because of ratemaking treatment. A regulatory liability has been established to recognize the regulatory obligation to refund these excess deferred taxes through customer rates. The current portion of the net accumulated deferred income tax liability is shown as current liabilities and the long-term portion is included in long-term liabilities on the accompanying Consolidated Balance Sheets. The temporary differences which gave rise to the net accumulated deferred income tax liability for the periods are as follows:

($000)	2014	2013

Deferred Tax Liabilities
Current
Deferred natural gas cost	(275)	(1,459)
Prepaid expenses	(359)	(304)
	(634)	(1,763)

Non-Current
Accelerated depreciation	(36,903)	(36,004)
Pension	(1,240)	(908)
Regulatory assets - asset retirement obligations	(820)	(736)
Regulatory assets - loss on extinguishment of debt	(1,196)	(1,287)
Regulatory assets - unrecognized accrued pension	(2,091)	(2,418)
Regulatory liabilities	(1,268)	(1,268)
Other	(954)	(1,040)
	(44,472)	(43,661)
Total deferred tax liabilities	(45,106)	(45,424)

Deferred Tax Assets
Current
Accrued employee benefits	405	313
Bad debt reserve	99	58
Other	90	53
	594	424

Non-Current
Accrued employee benefits	992	855
Asset retirement obligations	1,176	1,284
Investment tax credits	15	25
Regulatory liabilities	1,570	1,610
Section 263(a) capitalized costs	105	182
Other	76	81
	3,934	4,037

Total deferred tax assets	4,528	4,461
Net accumulated deferred income tax liability	(40,578)	(40,963)

The components of the income tax provision are comprised of the following for the years ended June 30:

($000)	2014	2013	2012

Current
Federal	4,532	1,940	525
State	842	390	220
Total	5,374	2,330	745
Deferred	(515)	1,939	2,513
Income tax expense	4,859	4,269	3,258

Reconciliation of the statutory federal income tax rate to the effective income tax rate is shown in the table below:

(%)	2014	2013	2012

Statutory federal income tax rate	34.0	34.0	34.0
State income taxes, net of federal benefit	4.0	4.0	4.0
Amortization of investment tax credits	(0.1)	(0.2)	(0.3)
Other differences, net	(0.9)	(0.6)	(1.7)
Effective income tax rate	37.0	37.2	36.0

We recognize the income tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The liability for unrecognized tax benefits expected to be recognized within the next twelve months has partially offset our prepaid income taxes and been presented in prepayments on the Consolidated Balance Sheets. The liability for unrecognized tax benefits not expected to be recognized within the next twelve months has been presented in other long-term liabilities on the Consolidated Balance Sheets. Interest and penalties on tax uncertainties are classified in income tax expense in the Consolidated Statements of Income.

As of June 30, 2014, we did not have any unrecognized tax positions, which, if recognized, would impact the effective tax rate. As of June 30, 2013, the amount of unrecognized tax benefits, net of tax, which, if recognized, would impact the effective tax rate was $31,000. As of June 30, 2014, we have accrued interest of $5,000 on unrecognized tax positions. We recognized interest income of $4,000 and $1,000 on unrecognized tax positions on the Consolidated Statements of Income for 2014 and 2013, respectively.

The following is a reconciliation of our unrecognized tax benefits:

($000)	2014	2013

Balance, beginning of year	101	200
Gross decreases - tax positions in prior period	(37)	(99)
Balance, end of year	64	101

We file income tax returns in federal and Kentucky jurisdictions.  Tax years previous to June 30, 2012 and June 30, 2011 are no longer subject to examination for federal and Kentucky income taxes, respectively.